11. Financial (Income) expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Other Income and Expenses [Abstract]
Interest and bank charges			$ 8,133	$ 18,348
Other financial expense			60,000	0
Capital gain from selling of held for trading investments			(69,974)	(19,621)
Loss (gain) from held for trading investments			0	(54,077)
Loss (profit) from royalties valuation			4,363,000	(4,363,000)
Currency exchange differences loss (profit)			62,852	(18,226)
Total other income (expense)	$ (4,965)	$ 5,326,339	$ 4,424,012	$ (4,436,576)